Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Entity File Number	001-41581
Entity Registrant Name	SAFE AND GREEN DEVELOPMENT CORPORATION
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Biscayne Blvd
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	(904)
Local Phone Number	496-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false